Variable Interest Entities - Assets and Liabilities of Consolidated VIEs Included in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017
Variable Interest Entity [Line Items]
Restricted cash	$ 657	$ 770	[1]
Financing receivables, net	18,957	19,795	[1]	$ 18,890
Total Assets	46,363	48,298	[1]
Debt	24,353	25,895	[1]
Total Liabilities	41,757	44,041	[1]
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Restricted cash	616	734
Financing receivables, net	10,224	10,404
Total Assets	10,840	11,138
Debt	10,067	10,464
Total Liabilities	$ 10,067	$ 10,464

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).